UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3568

Managed Assets Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

TRAVELERS VARIABLE PRODUCTS

MANAGED ASSETS TRUST

FORM N-Q

SEPTEMBER 30, 2004

MANAGED ASSETS TRUST

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 61.1%

CONSUMER DISCRETIONARY - 9.3%

Automobiles - 0.8%
56,008	Ford Motor Co.	$786,912
22,840	General Motors Corp.	970,243
10,588	Harley-Davidson, Inc.	629,351

		2,386,506

Hotels, Restaurants & Leisure - 0.9%
10,356	Carnival Corp.	489,735
12,840	Marriott International, Inc., Class A Shares	667,167
35,306	McDonald’s Corp.	989,627
3,024	Starwood Hotels & Resorts Worldwide, Inc.	140,374
4,703	Yum! Brands, Inc.	191,224

		2,478,127

Household Durables - 0.5%
1,444	The Black & Decker Corp.	111,823
9,630	Fortune Brands, Inc.	713,487
8,282	Pulte Homes, Inc.	508,266

		1,333,576

Internet & Catalog Retail - 0.3%
11,137	eBay Inc. (a)	1,023,936

Leisure Equipment & Products - 0.2%
16,328	Eastman Kodak Co.	526,088

Media - 2.4%
38,849	Comcast Corp., Class A Shares (a)	1,097,096
20,086	Fox Entertainment Group, Inc., Class A Shares (a)	557,186
8,056	Gannett Co., Inc.	674,770
8,230	Lamar Advertising Co., Class A Shares (a)	342,450
76,286	Time Warner Inc. (a)	1,231,256
16,201	Univision Communications Inc., Class A Shares (a)	512,114
29,025	Viacom Inc., Class B Shares	974,079
58,696	The Walt Disney Co.	1,323,595

		6,712,546

Multi-Line Retail - 1.8%
7,819	Costco Wholesale Corp.	324,957
4,483	Federated Department Stores, Inc.	203,663
15,280	Target Corp.	691,420
72,020	Wal-Mart Stores, Inc.	3,831,464

		5,051,504

Specialty Retail - 2.0%
2,060	AutoZone, Inc. (a)	159,135
11,079	Best Buy Co., Inc.	600,925
40,124	The Gap, Inc.	750,319
57,789	The Home Depot, Inc.	2,265,329
16,784	Limited Brands	374,115

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
Specialty Retail - 2.0% (continued)
6,851	Lowe’s Cos., Inc.	$372,352
28,518	Staples, Inc.	850,407
25,629	Toys “R” Us, Inc. (a)	454,658

		5,827,240

Textiles & Apparel - 0.4%
2,525	Jones Apparel Group, Inc.	90,395
13,925	NIKE, Inc., Class B Shares	1,097,290

		1,187,685

	TOTAL CONSUMER DISCRETIONARY	26,527,208

CONSUMER STAPLES - 4.2%

Beverages - 1.5%
3,843	Anheuser-Busch Cos., Inc.	191,958
4,432	Brown-Forman Corp., Class B Shares	202,985
41,864	The Coca-Cola Co.	1,676,653
23,041	Coca-Cola Enterprises Inc.	435,475
34,384	PepsiCo, Inc.	1,672,782

		4,179,853

Food & Drug Retailing - 0.3%
19,883	Walgreen Co.	712,408

Food Products - 0.6%
41,549	Archer-Daniels-Midland Co.	705,502
6,026	Hormel Foods Corp.	161,376
3,549	Kellogg Co.	151,400
36,154	Sara Lee Corp.	826,481

		1,844,759

Household Products - 1.1%
5,750	Colgate-Palmolive Co.	259,785
8,611	Kimberly-Clark Corp.	556,184
44,556	The Procter & Gamble Co.	2,411,371

		3,227,340

Personal Products - 0.1%
8,411	The Gillette Co.	351,075

Tobacco - 0.6%
34,569	Altria Group, Inc.	1,626,126

	TOTAL CONSUMER STAPLES	11,941,561

ENERGY - 4.4%

Energy Equipment & Services - 0.6%
8,383	Baker Hughes Inc.	366,505
7,077	Halliburton Co.	238,424
11,645	Schlumberger Ltd.	783,825
7,657	Transocean Inc. (a)	273,967

		1,662,721

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Oil & Gas - 3.8%
5,200	Anadarko Petroleum Corp.	$345,072
15,000	Burlington Resources Inc.	612,000
36,690	ChevronTexaco Corp.	1,968,052
11,958	ConocoPhillips	990,720
2,798	Devon Energy Corp.	198,686
110,004	Exxon Mobil Corp.	5,316,493
11,117	Marathon Oil Corp.	458,910
6,700	Occidental Petroleum Corp.	374,731
2,778	Sunoco, Inc.	205,516
3,289	Valero Energy Corp.	263,811

		10,733,991

	TOTAL ENERGY	12,396,712

FINANCIALS - 12.3%
Banks - 3.5%
91,138	Bank of America Corp.	3,949,010
69	First Horizon National Corp.	2,992
7,512	KeyCorp	237,379
6,425	Marshall & Ilsley Corp.	258,927
23,293	National City Corp.	899,576
17,970	U.S. Bancorp	519,333
37,249	Wachovia Corp.	1,748,841
4,665	Washington Mutual, Inc.	182,308
34,645	Wells Fargo & Co.	2,065,881

		9,864,247

Diversified Financials - 5.3%
31,011	American Express Co.	1,595,826
12,680	The Bear Stearns Cos. Inc.	1,219,435
14,913	Capital One Financial Corp.	1,102,071
29,036	Countrywide Financial Corp.	1,143,728
21,564	Fannie Mae	1,367,158
11,446	Freddie Mac	746,737
14,428	The Goldman Sachs Group, Inc.	1,345,267
78,119	JPMorgan Chase & Co.	3,103,668
10,548	Lehman Brothers Holdings Inc.	840,886
7,113	MBNA Corp.	179,248
13,422	Merrill Lynch & Co., Inc.	667,342
23,469	Morgan Stanley	1,157,022
10,583	Principal Financial Group, Inc.	380,670
21,880	Providian Financial Corp. (a)	340,015

		15,189,073

Insurance - 3.5%
5,050	ACE Ltd.	202,303
9,150	AFLAC Inc.	358,772
8,125	The Allstate Corp.	389,919
9,864	Ambac Financial Group, Inc.	788,627
44,839	American International Group, Inc.	3,048,604
8,937	Aon Corp.	256,849

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Insurance - 3.5% (continued)
16,040	The Chubb Corp.	$1,127,291
3,647	The Hartford Financial Services Group, Inc.	225,859
2,492	Jefferson-Pilot Corp.	123,753
3,328	Lincoln National Corp.	156,416
25,813	MetLife, Inc.	997,672
6,337	MGIC Investment Corp.	421,727
5,509	The Progressive Corp.	466,888
28,930	Prudential Financial, Inc.	1,360,867

		9,925,547

	TOTAL FINANCIALS	34,978,867

HEALTHCARE - 7.8%

Biotechnology - 1.0%
22,235	Amgen Inc. (a)	1,260,280
11,225	Biogen Idec Inc. (a)	686,633
7,054	Genentech, Inc. (a)	369,771
17,808	Gilead Sciences, Inc. (a)	665,663

		2,982,347

Healthcare Equipment & Supplies - 0.9%
4,203	Becton, Dickinson & Co.	217,295
14,235	Boston Scientific Corp. (a)	565,556
20,444	Medtronic, Inc.	1,061,044
8,826	Zimmer Holdings, Inc. (a)	697,607

		2,541,502

Healthcare Providers & Services - 1.4%
7,776	Aetna Inc.	777,056
6,002	AmerisourceBergen Corp.	322,367
2,289	Anthem, Inc. (a)	199,715
2,898	Cardinal Health, Inc.	126,845
10,822	Caremark Rx, Inc. (a)	347,062
6,580	CIGNA Corp.	458,165
18,639	UnitedHealth Group Inc.	1,374,440
2,473	WellPoint Health Networks Inc. (a)	259,888

		3,865,538

Pharmaceuticals - 4.5%
26,184	Abbott Laboratories	1,109,154
32,239	Bristol-Myers Squibb Co.	763,097
15,248	Eli Lilly and Co.	915,642
11,998	Forest Laboratories, Inc. (a)	539,670
1,503	Hospira, Inc. (a)	45,992
17,385	IVAX Corp. (a)	332,923
49,789	Johnson & Johnson	2,804,614
4,825	Medco Health Solutions, Inc. (a)	149,093
36,890	Merck & Co., Inc.	1,217,370
127,498	Pfizer Inc.	3,901,439

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals - 4.5% (continued)
24,504	Schering-Plough Corp.	$467,046
15,864	Wyeth	593,314

		12,839,354

	TOTAL HEALTHCARE	22,228,741

INDUSTRIALS - 7.2%

Aerospace & Defense - 1.3%
10,216	The Boeing Co.	527,350
9,171	General Dynamics Corp.	936,359
10,625	Lockheed Martin Corp.	592,662
13,960	Northrop Grumman Corp.	744,487
8,615	United Technologies Corp.	804,469

		3,605,327

Air Freight & Couriers - 0.5%
19,243	United Parcel Service, Inc., Class B Shares	1,460,929

Building Products - 0.2%
12,565	Masco Corp.	433,869

Commercial Services & Supplies - 0.5%
4,600	Avery Dennison Corp.	302,588
18,666	Cendant Corp.	403,186
14,585	First Data Corp.	634,447
4,415	Fiserv, Inc. (a)	153,907

		1,494,128

Electrical Equipment - 0.1%
15,618	Thomas & Betts Corp. (a)	418,875

Industrial Conglomerates - 2.8%
9,076	3M Co.	725,808
166,457	General Electric Co.	5,589,626
14,320	Honeywell International Inc.	513,515
35,733	Tyco International Ltd.	1,095,574

		7,924,523

Machinery - 1.7%
15,616	Danaher Corp.	800,788
12,441	Deere & Co.	803,066
13,499	Dover Corp.	524,706
3,470	Eaton Corp.	220,033
10,421	Ingersoll-Rand Co., Class A Shares	708,315
5,834	ITT Industries, Inc.	466,662
12,313	PACCAR Inc.	851,075
8,110	Parker Hannifin Corp.	477,355

		4,852,000

Road & Rail - 0.1%
6,069	Norfolk Southern Corp.	180,492

	TOTAL INDUSTRIALS	20,370,143

INFORMATION TECHNOLOGY - 9.7%

Communications Equipment - 2.2%
114,038	Cisco Systems, Inc. (a)	2,064,088

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Communications Equipment - 2.2% (continued)
29,606	Comverse Technology, Inc. (a)	$557,481
55,677	Corning Inc. (a)	616,901
74,755	Motorola, Inc.	1,348,580
17,787	Polycom, Inc. (a)	352,538
25,068	QUALCOMM Inc.	978,655
17,927	Scientific-Atlanta, Inc.	464,668

		6,382,911

Computers & Peripherals - 2.4%
17,487	Apple Computer, Inc. (a)	677,621
42,209	Dell Inc. (a)	1,502,640
13,156	EMC Corp. (a)	151,820
41,849	Gateway, Inc. (a)	207,152
51,373	Hewlett-Packard Co.	963,244
27,797	International Business Machines Corp.	2,383,315
2,184	Lexmark International, Inc., Class A Shares (a)	183,478
9,335	NCR Corp. (a)	462,923
21,138	NVIDIA Corp. (a)	306,924

		6,839,117

Electronic Equipment & Instruments - 0.3%
16,515	Jabil Circuit, Inc. (a)	379,845
10,183	Waters Corp. (a)	449,070

		828,915

Internet Software & Services - 0.3%
22,377	Yahoo! Inc. (a)	758,804

Semiconductor Equipment & Products - 1.5%
30,371	Advanced Micro Devices, Inc. (a)	394,823
6,487	Analog Devices, Inc.	251,566
109,046	Intel Corp.	2,187,463
3,428	KLA-Tencor Corp. (a)	142,193
5,372	Maxim Integrated Products, Inc.	227,182
36,129	Micron Technology, Inc. (a)	434,632
33,941	Texas Instruments Inc.	722,264

		4,360,123

Software - 3.0%
11,877	Adobe Systems, Inc.	587,555
12,044	Autodesk, Inc.	585,700
17,082	BMC Software, Inc. (a)	270,067
14,865	Electronic Arts Inc. (a)	683,641
181,861	Microsoft Corp.	5,028,457
80,978	Oracle Corp. (a)	913,432
19,509	VERITAS Software Corp. (a)	347,260

		8,416,112

	TOTAL INFORMATION TECHNOLOGY	27,585,982

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
MATERIALS - 2.1%

Chemicals - 0.8%
19,810	The Dow Chemical Co.	$895,016
7,393	E.I. du Pont de Nemours & Co.	316,420
12,710	Ecolab Inc.	399,602
19,406	Monsanto Co.	706,767

		2,317,805

Containers & Packaging - 0.4%
7,716	Ball Corp.	288,810
17,960	Pactiv Corp. (a)	417,570
9,562	Sealed Air Corp. (a)	443,199

		1,149,579

Metals & Mining - 0.6%
37,591	Alcoa Inc.	1,262,682
7,010	Newmont Mining Corp.	319,165
2,270	Nucor Corp.	207,410

		1,789,257

Paper & Forest Products - 0.3%
6,300	Georgia-Pacific Corp.	226,485
8,532	International Paper Co.	344,778
3,635	Weyerhaeuser Co.	241,655

		812,918

	TOTAL MATERIALS	6,069,559

TELECOMMUNICATION SERVICES - 2.3%

Diversified Telecommunication Services - 1.9%
44,893	BellSouth Corp.	1,217,498
4,563	CenturyTel, Inc.	156,237
55,589	SBC Communications Inc.	1,442,534
40,269	Sprint Corp. (FON Group)	810,615
46,683	Verizon Communications Inc.	1,838,377

		5,465,261

Wireless Telecommunication Services - 0.4%
9,158	AT&T Wireless Services Inc. (a)	135,355
41,925	Nextel Communications, Inc., Class A Shares (a)	999,492

		1,134,847

	TOTAL TELECOMMUNICATION SERVICES	6,600,108

UTILITIES - 1.8%

Electric Utilities - 1.5%
45,907	The AES Corp. (a)	458,611
22,628	American Electric Power Co., Inc.	723,191
16,944	Constellation Energy Group	675,049
16,862	Edison International	447,012
20,414	Exelon Corp.	748,990
19,243	FirstEnergy Corp.	790,502

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Electric Utilities - 1.5% (continued)
4,809	Public Service Enterprise Group Inc.	$204,863
9,894	The Southern Co.	296,622

		4,344,840

Gas Utilities - 0.3%
10,895	Kinder Morgan, Inc.	684,424
4,433	National Fuel Gas Co.	125,587

		810,011

	TOTAL UTILITIES	5,154,851

	TOTAL COMMON STOCK (Cost - $162,885,548)	173,853,732

CONVERTIBLE PREFERRED STOCK - 2.3%

CONSUMER DISCRETIONARY - 1.6%

Automobiles - 0.9%
16,000	Ford Motor Co. Capital Trust II, 6.500% Cumulative Trust Preferred Securities	836,480
	General Motors Corp., Sr. Debentures:
37,000	5.250% Series B	884,670
33,000	6.250% Series C	928,950

		2,650,100

Containers and Packaging - 0.1%
4,000	Amcor Ltd., 7.250% PRIDESSM	218,000

Household Durables - 0.3%
21,000	Newell Financial Trust I, 5.250% Cumulative QUIPSSM	921,375

Media - 0.3%
10,500	Tribune Co., 2.000% PHONESSM	942,375

	TOTAL CONSUMER DISCRETIONARY	4,731,850

FINANCIALS - 0.5%

Banks - 0.3%
3,000	Washington Mutual Capital Trust I, 5.375% Cumulative (b)	163,650
13,000	Washington Mutual, Inc., 5.375% Cumulative (b)	714,467

		878,117

Real Estate Investment Trusts - 0.2%
7,000	Equity Office Properties Trust, 5.250% Cumulative, Series B	356,475
6,549	Reckson Associates Realty Corp., 7.625% Cumulative, Series A	171,191

		527,666

	TOTAL FINANCIALS	1,405,783

UTILITIES - 0.2%

Electric Utilities - 0.2%
10,000	CalEnergy Capital Trust II, 6.250% Trust Preferred Securities	485,000

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $6,176,690)	6,622,633

FACE AMOUNT
U.S. GOVERNMENT OBLIGATIONS - 9.1%
	U.S. Treasury Notes:
$3,000,000	2.125% due 10/31/04	3,002,112
2,080,000	5.875% due 11/15/05	2,163,851
2,068,000	5.625% due 5/15/08	2,249,517
3,300,000	3.250% due 8/15/08	3,316,632

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS - 9.1% (continued)
	U.S. Treasury Notes (continued):
$500,000	3.375% due 12/15/08	$503,301
3,200,000	3.500% due 8/15/09	3,220,378
6,225,000	5.750% due 8/15/10	6,941,609
2,500,000	4.250% due 8/15/14	2,526,955
1,682,000	U.S. Treasury Bonds, 5.375% due 2/15/31	1,802,369

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $26,036,774)	25,726,724

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%

U.S. Government Agency Notes and Bonds - 3.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
500,000	Medium-Term Notes, 2.900% due 2/27/19 (d)	499,404
	Reference Notes:
6,000,000	2.125% due 11/15/05	5,982,090
500,000	4.875% due 11/15/13	513,123
2,100,000	4.500% due 1/15/14	2,093,551
1,000,000	Federal National Mortgage Association (FNMA), Benchmark Notes, 1.750% due 6/16/06	985,105

		10,073,273

U.S. Government Agency Mortgage Pass-Throughs - 0.6%
	Federal National Mortgage Association (FNMA):
1,016	8.500% due 3/1/05	1,042
595,421	6.000% due 1/1/13	625,977
44,686	6.500% due 12/1/27	47,044
146,111	6.000% due 3/1/28	151,689
25,834	6.000% due 4/1/28	26,822
119,070	6.000% due 5/1/28	123,614
66,818	6.000% due 6/1/28	69,367
103,148	6.000% due 7/1/28	107,085
368,484	5.500% due 8/1/28	375,919
136,449	6.000% due 8/1/28	141,658
	Government National Mortgage Association (GNMA):
24,105	9.000% due 11/15/19	27,192
7,291	9.500% due 1/15/20	8,279
9,632	7.500% due 5/15/23	10,431

		1,716,119

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $11,593,553)	11,789,392

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(c)	SECURITY	VALUE
CORPORATE BONDS AND NOTES - 13.3%

CONSUMER DISCRETIONARY - 2.2%

Automobiles - 0.2%
$600,000	BBB	DaimlerChrylser North America Holding Corp., Notes, 7.300% due 1/15/12	$682,489

Media - 2.0%
2,000,000	BBB	Comcast Cable Communications, Inc., Notes, 8.875% due 5/1/17	2,559,278
800,000	BBB-	Liberty Media Corp., Sr. Notes, 3.380% due 9/17/06 (d)	808,768
2,000,000	BBB+	Time Warner, Inc., Guaranteed Debentures, 7.625% due 4/15/31	2,309,068

			5,677,114

		TOTAL CONSUMER DISCRETIONARY	6,359,603

CONSUMER STAPLES - 0.6%

Food and Drug Retailing - 0.4%
1,000,000	AA-	Procter & Gamble Co., Notes, 4.95% due 8/15/14	1,026,334

Tobacco - 0.2%
700,000	BBB	Altria Group, Inc., Notes, 5.625% due 11/4/08	715,381

		TOTAL CONSUMER STAPLES	1,741,715

ENERGY - 0.4%

Oil and Gas - 0.4%
300,000	BBB+	Anadarko Finance Co., Sr. Notes, Series B, 6.750% due 5/1/11	340,217
200,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	196,064
420,000	BBB	Devon Energy Corp., Sr. Debentures, 7.950% due 4/15/32	522,671

		TOTAL ENERGY	1,058,952

FINANCIALS - 6.2%

Banks - 0.8%
700,000	AA-	ABN AMRO Bank NV, Sr. Notes, 1.730% due 5/11/07 (d)	701,495
500,000	A+	Bank of America Corp., Sr. Notes, 5.375% due 6/15/14	520,221
300,000	A	Huntington National Bank, Sr. Notes, 4.650% due 6/30/09	308,203
400,000	A-	Washington Mutual Bank, FA, Sub. Notes, 5.650% due 8/15/14	415,430
337,585	NR	Willmington Trust, 9.250% due 1/2/07	185,671

			2,131,020

Diversified Financials - 2.8%
400,000	AAA	AIG SunAmerica Global Finance, Sr. Notes, 5.850% due 8/1/08 (e)	431,583
800,000	A+	American General Finance, Notes, 3.875% due 10/1/09	793,902
520,000	BBB	Capital One Bank, Notes, 5.000% due 6/15/09	539,071
480,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	466,812
300,000	A+	Credit Suisse First Boston (USA), Inc., Notes, 6.125% due 11/15/11	327,320
500,000	BBB-	Ford Motor Credit Co., Global Landmark SecuritiesTM, 7.000% due 10/1/13	529,528
1,100,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 5.450% due 1/15/13	1,167,330
1,000,000	BBB	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	1,037,908
400,000	A-	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	402,596
1,100,000	A	Household Finance Corp., Notes, 6.375% due 11/27/12	1,220,809
500,000	A	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 4.800% due 3/13/14	494,070
600,000	A+	Merrill Lynch & Co., Inc., Medium-Term Notes, Series C, 4.125% due 9/10/09	602,303

			8,013,232

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30,2004

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Insurance - 0.6%
$1,000,000	AA+	New York Life Global Funding, Notes, 5.375% due 9/15/13 (e)	$1,045,580
600,000	AA	Principal Life Global Funding I, Bonds, 6.125% due 10/15/33 (e)	630,221

			1,675,801

Real Estate - 2.0%
200,000	BBB	HRPT Properties Trust, Sr. Notes, 6.250% due 8/15/16	207,468
100,000	A-	Kimco Realty Corp., Medium-Term Notes, Series C, 1.880% due 8/1/06 (d)	100,059
5,000,000	BBB-	Nationwide Health Properties, Inc., Medium-Term Notes, Series C, 6.900% due 10/1/37	5,421,420

			5,728,947

		TOTAL FINANCIALS	17,549,000

HEALTHCARE - 0.3%

Pharmaceuticals - 0.3%
300,000	BBB+	Anthem, Inc., Bonds, 6.800% due 8/1/12	338,681
500,000	A	Wyeth, Notes, 6.500% due 2/1/34	513,580

		TOTAL HEALTHCARE	852,261

INDUSTRIALS - 0.4%

Aerospace / Defense - 0.4%
400,000	BBB	Lockheed Martin Corp., Debentures, 8.500% due 12/1/29	530,544
500,000	BBB	Northrop Grumman Corp., Notes, 4.079% due 11/16/06	508,203

		TOTAL INDUSTRIALS	1,038,747

MATERIALS - 0.5%

Construction Services - 0.1%
300,000	BBB-	MDC Holdings, Inc., Sr. Notes, 5.500% due 5/15/13	305,436

Containers and Packaging - 0.2%
300,000	A+	Bottling Group LLC, Sr. Notes, 4.625% due 11/15/12	303,631
200,000	BBB	Sealed Air Corp., Sr. Notes, 5.625% due 7/15/13 (e)	205,983

			509,614

Metals & Mining - 0.1%
300,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	365,749

Paper & Forest Products - 0.1%
200,000	BBB	International Paper Co., Notes, 5.300% due 4/1/15	199,283

		TOTAL MATERIALS	1,380,082

TELECOMMUNICATION SERVICES - 1.4%

Diversified Telecommunication Services - 1.4%
800,000	BBB+	Deutsche Telekom International Finance BV, Bonds, 8.250% due 6/15/05	831,068
1,000,000	BBB+	France Telecom S.A., Sr. Notes, 9.500% due 3/1/31	1,329,738
300,000	BBB-	Sprint Capital Corp., Notes, 8.750% due 3/15/32	381,902
		Telecom Italia Capital SA,:
900,000	BBB+	Global Notes, 6.375% due 11/15/33 (e)	932,691
400,000	BBB+	Notes, 4.000% due 1/15/10 (e)	397,443

		TOTAL TELECOMMUNICATION SERVICES	3,872,842

UTILITIES - 1.3%

Electric Utilities - 1.1%
2,000,000	BB-	PSEG Energy Holdings LLC, Sr. Notes, 8.500% due 6/15/11	2,265,000
700,000	AA-	SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (e)	710,724
200,000	BBB-	TransAlta Corp., Sr. Notes, 5.750% due 12/15/13	205,820

			3,181,544

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Gas Utilities - 0.2%
$300,000	BBB-	Duke Capital LLC, Sr. Notes, 4.331% due 11/16/06	$305,566
300,000	A+	Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% due 1/15/11	303,449

			609,015

		TOTAL UTILITIES	3,790,559

		TOTAL CORPORATE BONDS AND NOTES (Cost - $34,165,297)	37,643,761

CONVERTIBLE CORPORATE BONDS - 5.2%

CONSUMER DISCRETIONARY - 2.4%

Auto Components - 0.3%
25,000	BBB	American Axle & Manufacturing Holdings, Inc., Sr. Notes, 2.000% due 2/15/24 (e)	22,562
1,750,000	BBB-	Lear Corp., Sr. Notes, zero coupon bond to yield 2.875% due 2/20/22	883,750

			906,312

Hotels, Restaurants and Leisure - 0.5%
660,000	BBB-	Four Seasons Hotels Inc., Sr. Notes, 1.875% due 7/30/24	732,600
1,050,000	BB+	Royal Caribbean Cruises Ltd., Sr. LYOTMNs, zero coupon bond to yield 4.875% due 2/2/21	559,125

			1,291,725

Media - 0.9%
		Liberty Media Corp., Sr. Exchangeable Debentures:
500,000	BBB-	0.750% due 3/30/23 (e)	539,375
650,000	BBB-	4.000% due 11/15/29	462,312
750,000	BBB-	3.500% due 1/15/31	689,063
850,000	BBB+	The Walt Disney Co., Sr. Notes, 2.125% due 4/15/23	876,563

			2,567,313

Multi-Line Retail - 0.3%
687,000	BB-	J.C. Penney Co., Inc., Sub. Notes, 5.000% due 10/15/08	853,597

Specialty Retail - 0.4%
200,000	BB+	Best Buy Co., Inc., Sub. Debentures, 2.250% due 1/15/22 (e)	213,750
689,000	BB+	The Gap, Inc., Sr. Notes, 5.750% due 3/15/09	844,025

			1,057,775

		TOTAL CONSUMER DISCRETIONARY	6,676,722

ENERGY - 1.2%

Energy Equipment and Services - 1.2%
175,000	A-	Cooper Cameron Corp., Sr. Debentures, 1.500% due 5/15/24 (e)	189,219
915,000	A-	Diamond Offshore Drilling, Inc., Sr. Debentures, 1.500% due 4/15/31	916,144
		Global Marine Inc., Debentures:
300,000	A-	Zero coupon bond to yield 3.500% due 6/23/20 (e)	176,625
1,000,000	A-	Zero coupon bond to yield 4.203% due 6/23/20	588,750
500,000	BBB	Halliburton Co., Sr. Notes, 3.125% due 7/15/23 (e)	571,875
900,000	A+	Schlumberger Ltd., Sr. Notes, 1.500% due 6/1/23	990,000

		TOTAL ENERGY	3,432,613

FINANCIALS - 0.6%

Diversified Financials - 0.3%
1,662,000	A+	Merrill Lynch & Co., Inc., LYOTMNs, zero coupon bond to yield 2.250% due 5/23/31	922,410

Insurance - 0.3%
1,350,000	AAA	American International Group, Inc., Sr. Debentures, zero coupon bond to yield 1.525% due 11/9/31	906,187

		TOTAL FINANCIALS	1,828,597

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(c)	SECURITY	VALUE
HEALTHCARE - 0.5%

Healthcare Providers and Services - 0.4%
		Health Management Associates, Inc., Sr. Sub. Notes:
$200,000	BBB+	1.500% due 8/1/23	$207,000
800,000	BBB+	1.500% due 8/1/23 (e)	828,000

			1,035,000

Pharmaceuticals - 0.1%
250,000	A	Allergan, Inc., Sr. Notes, zero coupon bond to yield 1.250% due 11/6/22 (e)	229,687
140,000	BBB-	Watson Pharmaceuticals, Inc., Sr. Debentures, 1.750% due 3/15/23 (e)	139,650

			369,337

		TOTAL HEALTHCARE	1,404,337

INFORMATION TECHNOLOGY - 0.4%

Electronic Equipment and Instruments - 0.1%
440,000	BBB-	Arrow Electronics, Inc., Sr. Debentures, zero coupon bond to yield 4.000% due 2/21/21	235,400

IT Consulting & Services - 0.3%
955,000	BBB-	Electronic Data Systems Corp., Sr. Notes, 3.875% due 7/15/23	956,194

		TOTAL INFORMATION TECHNOLOGY	1,191,594

MATERIALS - 0.0%

Metals and Mining - 0.0%
50,000	BBB+	Placer Dome Inc., Sr. Notes, 2.750% due 10/15/23 (e)	62,062

UTILITIES - 0.1%

Electric Utilities - 0.1%
250,000	BBB	PPL Energy Supply LLC, Sr. Notes, 2.625% due 5/15/23 (e)	266,250

		TOTAL CONVERTIBLE CORPORATE BONDS (Cost - $13,795,166)	14,862,175

SOVEREIGN DEBT - 0.2%

Canada - 0.2%
500,000	AAA	Canada Mortgage & Housing Corp., Notes, 3.375% due 12/1/08 (Cost - $498,880)	499,715

ASSET-BACKED SECURITIES - 2.1%
500,000	AAA	Chase Funding Mortgage Loan, Series 2002-2, Class 1A5, 5.833% due 4/25/32	525,590
5,000,000	AAA	PP&L Transition Bond Co. LLC, Series 1999-1, Class A7, 7.050% due 6/25/09	5,409,614

		TOTAL ASSET-BACKED SECURITIES (Cost - $5,521,801)	5,935,204

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
		Bank of America Commercial Mortgage, Inc.,
500,000	AAA	Series 2004-2, Class A5, 4.580% due 11/10/38	495,060
500,000	AAA	CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A4, 4.900% due 12/15/36	507,444
		LB-UBS Commercial Mortgage Trust:
2,000,000	AAA	Series 2003-C3, Class A2, 3.086% due 5/15/27	1,961,996
1,000,000	AAA	Series 2004-C2, Class A4, 4.367% due 3/15/36	975,404

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,934,610)	3,939,904

		SUB-TOTAL INVESTMENTS (Cost - $264,608,319)	280,873,240

SHORT-TERM INVESTMENTS - 1.2%

U.S. TREASURY BILLS - 0.2%
642,000		U.S. Treasury Bills, due 11/18/04 (Cost - $640,707)	640,707

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 1.0%
$2,890,000	State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $2,890,128; (Fully collateralized by U.S. Treasury Bond, 6.625% due 2/15/27; Market value - $2,951,308) (Cost - $2,890,000)	$2,890,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,530,707)	3,530,707

	TOTAL INVESTMENTS - 100.0% (Cost - $268,139,026**)	284,403,947
	Liabilities in Excess of Other Assets - (0.0%)	(71,088)

	TOTAL NET ASSETS - 100.0%	$284,332,859

(a)	Non-income producing security.
(b)	Security is issued with attached warrants.
(c)	All ratings are by Standard & Poor’s Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody’s Investors Service.
(d)	Variable rate security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 15 and 16 for definitions of ratings.

Abbreviations used in this schedule:
HIGH TIDESSM	—	Remarketable Term Income Deferrable Equity SecuritiesSM Service Mark
CS First Boston Corp.
LYOTMNs	—	Liquid Yield OptionTM Notes - Trademark of Merrill Lynch & Co., Inc.
PHONESSM	—	Participation Hybrid Option Note Exchangeable SecuritiesSM Service Mark
of Merrill Lynch & Co., Inc.
PIERSSM	—	Preferred Income Equity Redeemable SecuritiesSM Service Mark of
Merrill Lynch & Co., Inc.
PRIDESSM	—	Perpetual Redeemable Income Debt, Exchangeable for StockSM Service Mark
of Merrill Lynch & Co., Inc.
QUIPSSM	—	Quarterly Income Preferred SecuritiesSM Service Mark of Goldman Sachs & Co.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Managed Assets Trust (“Fund,”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value. Securities, other than U.S. government agencies, that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Managed Assets Trust
Gross unrealized appreciation	$28,924,433
Gross unrealized depreciation	(12,659,512)

Net unrealized appreciation	$16,264,921

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Assets Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 29, 2004